Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net, consisted of the following:

	As of December 31, 2024	As of December 31, 2023
Concession right on forest land (i)	$7,671,969	$-
Software		395
Total	7,671,969	-
Less: Accumulated amortization	(17,202)	(263)
Intangible assets, net	$7,654,767	$132

(i)	On December 3, 2024, the Company acquired a concession right on forest land from a third party for consideration of $7,671,969. The concession right with a finite useful life of 37 years gives the Company rights to operate in the designated forests in the PRC.

Schedule of Estimated Future Amortization Expense

Estimated future amortization expense is as follows:

Twelve months ending December 31,	Amortization expense
2025	$206,421
2026	206,421
2027	206,421
2028	206,421
2029	206,421
Thereafter	6,622,662
Total	$7,654,767